BUSINESS COMBINATIONS - Summary of the Final Fair Value Acquisition Accounts Adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	€ 2,520	€ 2,427
CCE, CCIP And CCEG
Disclosure of detailed information about business combination [line items]
Intangible assets	5,558	5,429
Fair value acquisition accounting adjustments, intangible assets	129
Goodwill	2,440	2,342
Fair value acquisition accounting adjustments, goodwill	98
Property, plant and equipment	2,069	2,218
Fair value acquisition accounting adjustments, property, plant and equipment	(149)
Deferred tax assets	43	91
Fair value acquisition accounting adjustments, deferred tax assets	(48)
Other non-current assets	28	31
Fair value acquisition accounting adjustments, other non-current assets	(3)
Total non-current assets	10,138	10,111
Fair value acquisition accounting adjustments, non-current assets	27
Current tax assets	19	19
Fair value acquisition accounting adjustments, current tax assets	0
Inventories	385	374
Fair value acquisition accounting adjustments, inventories	11
Amounts receivable from related parties	47	47
Fair value acquisition accounting adjustments, amounts receivables from related parties	0
Trade accounts receivable	750	789
Fair value acquisition accounting adjustments, trade accounts receivable	(39)
Other current assets	252	249
Fair value acquisition accounting adjustments, other current assets	3
Cash and cash equivalents	149	149
Fair value acquisition accounting adjustments, cash and cash equivalents	0
Total current assets	1,602	1,627
Fair value acquisition accounting adjustments, current assets	(25)
Total assets	11,740	11,738
Fair value acquisition accounting adjustments, total assets	2
Borrowings, less current portion	(74)	(74)
Fair value acquisition accounting adjustments, borrowings, less current portion	0
Employee benefit liabilities	(96)	(96)
Fair value acquisition accounting adjustments, employee benefit liabilities	0
Non-current provisions	(90)	(90)
Fair value acquisition accounting adjustments, non-current provisions	0
Deferred tax liabilities	(1,587)	(1,580)
Fair value acquisition accounting adjustments, deferred tax liabilities	(7)
Other non-current liabilities	(65)	(54)
Fair value acquisition accounting adjustments, other non-current liabilities	(11)
Total non-current liabilities	(1,912)	(1,894)
Fair value acquisition accounting adjustments, non-current liabilities	(18)
Current portion of borrowings	(21)	(21)
Fair value acquisition accounting adjustments, current portion of borrowings	0
Current portion of employee benefit liabilities	(24)	(24)
Fair value acquisition accounting adjustments, current portion of employee benefit liabilities	0
Current provisions	(148)	(148)
Fair value acquisition accounting adjustments, current provisions	0
Current tax liabilities	(15)	(18)
Fair value acquisition accounting adjustments, current tax liabilities	3
Amounts payable to related parties	(214)	(214)
Fair value acquisition accounting adjustments, Amounts payable to related parties	0
Trade and other payables	(937)	(950)
Fair value acquisition accounting adjustments, trade and other payables	13
Total current liabilities	(1,359)	(1,375)
Fair value acquisition accounting adjustments, current liabilities	16
Total liabilities	(3,271)	€ (3,269)
Fair value acquisition accounting adjustments, identifiable liabilities assumed	€ (2)